Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Accounts Receivable, Net	Accounts receivable consist of the following:

	As of December 31,
	2012	2013
Accounts receivable	$—	$1,563
Less allowance for doubtful accounts	—	—

Total accounts receivable, net	$—	$1,563